Accrued Expenses	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 6 - Accrued Expenses	Accrued expenses consisted of:
	2011	2010

Salaries and vacation	$361,269	$172,340
Professional services	120,797	83,927
Other	273,901	114,753
	$755,967	$371,020